Segmented Financial Information (Schedule of Revenue from Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 33,896	$ 48,115	[1]
Percentage of total revenue	100.00%	100.00%
Asia [member]
Disclosure of geographical areas [line items]
Revenue	$ 12,514	$ 24,120
European Union [member]
Disclosure of geographical areas [line items]
Revenue	10,891	16,917
North America [member]
Disclosure of geographical areas [line items]
Revenue	3,400	1,514
Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue	2,896	2,697
South and Central America [member]
Disclosure of geographical areas [line items]
Revenue	2,698	350
Africa [member]
Disclosure of geographical areas [line items]
Revenue	616	1,145
Middle East [member]
Disclosure of geographical areas [line items]
Revenue	456	1,037
Oceania and Carribbean [member]
Disclosure of geographical areas [line items]
Revenue	425	335
Sale of equipment [member]
Disclosure of geographical areas [line items]
Revenue	24,295	40,601
Spare parts and maintenance [member]
Disclosure of geographical areas [line items]
Revenue	6,267	5,662
Product development services [member]
Disclosure of geographical areas [line items]
Revenue	2,063	581
Exclusivity fees [member]
Disclosure of geographical areas [line items]
Revenue	1,271	1,271
Heavy duty motive [member]
Disclosure of geographical areas [line items]
Revenue	13,855	21,955
Back-up power [member]
Disclosure of geographical areas [line items]
Revenue	1,082
Technology solutions [member]
Disclosure of geographical areas [line items]
Revenue	1,397	850
Power to gas energy storage [member]
Disclosure of geographical areas [line items]
Revenue	1,086	8,069
Industrial hydrogen [member]
Disclosure of geographical areas [line items]
Revenue	14,259	16,578
Fueling stations [member]
Disclosure of geographical areas [line items]
Revenue	$ 2,217	$ 663
First Largest (Power Segment) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	13.00%	21.00%
Second Largest (Power Segment) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	9.00%	10.00%
Third Largest (Power Segment) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	5.00%	8.00%
Fourth Largest (OnSite Generation Segment) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	5.00%	7.00%
All Other Customers [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	68.00%	54.00%

[1]	Restated (Note 5)